EATON VANCE ASIAN SMALL COMPANIES FUND

EATON VANCE GREATER CHINA GROWTH FUND
Supplement to Prospectus dated January 1, 2014

The following changes are effective March 1, 2014:

1.  The following replaces “Portfolio Manager” in “Management” under “Fund Summaries – Eaton Vance Asian Small Companies Fund”:

Portfolio Managers

Christopher Darling, Chief Investment Officer - Asia at BMO GAM (Asia), has managed the Portfolio since 2008.

How Teng Chiou, Investment Analyst at BMO GAM (Asia), has managed the Portfolio since 2014.

2.  The following replaces the eight paragraph under “Management and Organization”:

Christopher Darling and How Teng Chiou act as co-portfolio managers of the Asian Small Companies Portfolio.  Mr. Darling has been employed by BMO GAM (Asia) since 2006 and serves as Chief Investment Officer - Asia.  Mr. Chiou has been employed by BMO GAM (Asia) since 2006 and is an investment analyst.

February 27, 2014	14407 2.27.14

EATON VANCE ASIAN SMALL COMPANIES FUND
EATON VANCE GREATER CHINA GROWTH FUND
Supplement to Statement of Additional Information dated January 1, 2014

The following changes are effective March 1, 2014:

1.  The following replaces the first two paragraphs and accompanying tables in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of the Greater China Growth Fund and the Portfolio are listed below.  The following table shows, as of the Greater China Growth Fund’s and the Portfolio’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Christopher Darling
Registered Investment Companies	2	$ 231.1	0	$ 0
Other Pooled Investment Vehicles	4	$ 72.6	1	$ 16.3
Other Accounts	1	$ 23.3	0	$ 0
How Teng Chiou*
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	0	$ 0	0	$ 0
Pamela Chan
Registered Investment Companies	1	$ 131.6	0	$ 0
Other Pooled Investment Vehicles	5	$ 266.4	0	$ 0
Other Accounts	1	$ 202.0	1	$ 202.0
May Ling Wee**
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	2	$ 83.9	0	$ 0
Other Accounts	1	$ 202.0	1	$ 202.0
* Mr. Chiou became a portfolio manager of Asian Small Companies Portfolio on March 1, 2014. ** Ms. Wee became a portfolio manager of Greater China Growth Fund on November 1, 2013.

The following table shows the dollar range of shares of equity securities beneficially owned by its portfolio manager as of the Fund’s most recent fiscal year ended August 31, 2013 and in the Eaton Vance family of funds as of December 31, 2013.  Interests in the Portfolio cannot be purchased by a portfolio manager.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Asian Small Companies Fund
How Teng Chiou	None	None
Christopher Darling	None	None
Greater China Growth Fund
Pamela Chan	None	None
May Ling Wee	None	None

February 27, 2014